Subsequent Events (Details) - CAD ($)		12 Months Ended
	Feb. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 27, 2023
Subsequent Event [Line Items]
Long-term debt		$ 13,801,000,000
Common share dividends		$ 662,000,000	$ 629,000,000
Dividends per common share declared (in dollars per share)		$ 1.11	$ 1.05
Subsequent Event [Member]
Subsequent Event [Line Items]
Common share dividends	$ 167,000,000
Dividends per common share declared (in dollars per share)	$ 0.2796
Medium Term Note Program [Member]
Subsequent Event [Line Items]
Long-term debt		$ 13,245,000,000	$ 13,095,000,000
Medium Term Note Program [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term debt				$ 1,050,000,000
Medium Term Note Program [Member] | Subsequent Event [Member] | 3.93% Series 53 Notes Due 2029 [Member]
Subsequent Event [Line Items]
Long-term debt				$ 300,000,000
Long-term debt, interest rate				3.93%
Medium Term Note Program [Member] | Subsequent Event [Member] | 4.16% Series 54 Notes Due 2033 [Member]
Subsequent Event [Line Items]
Long-term debt				$ 450,000,000
Long-term debt, interest rate				4.16%
Medium Term Note Program [Member] | Subsequent Event [Member] | 4.46% Series 55 Notes Due 2053 [Member]
Subsequent Event [Line Items]
Long-term debt				$ 300,000,000
Long-term debt, interest rate				4.46%